ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Schedule of assets under development

(in thousands of $)	2020	2019
As of January 1	434,248	20,000
Additions	283,927	372,849
Transfer from vessels and equipment, net (note 16)	77,172	—
Transfer from other non-current assets (note 17)	16,213	31,048
Interest costs capitalized	34,296	10,351
Disposal of LNG Croatia	(187,609)	—
As of December 31	658,247	434,248

Schedule of contractual obligations by fiscal year maturity
As of December 31, 2020, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2021	295,038
2022	265,539
2023	249,565
2024	50,672
860,814

Schedule of gain on disposal of asset under development
The table below shows the gain on disposal of the LNG Croatia recognized in the consolidated statements of operations under “Other non-operating income”:

(in thousands of $)	2020
Cash consideration received	193,291
Carrying value of converted FSRU, LNG Croatia	(187,609)
Gain on disposal	5,682